                                                                               .
                                                                               .
                                                                               .

                               TABLE OF CONTENTS

President's Letter..........................................       3
Performance Summaries.......................................       4

NYLIAC Variable Annuity Separate Account - IV
Statement of Assets and Liabilities.........................      10
Statement of Operations.....................................      14
Statement of Changes in Net Assets..........................      18
Notes to Financial Statements...............................      24
Report of Independent Auditors..............................      37

MainStay VP Series Fund, Inc.
Chairman's Letter...........................................     M-1
Definition of Indices.......................................     M-2
Portfolio Managers' Commentaries............................     M-4
Directors and Officers......................................    M-88
Bond Portfolio - Initial and Service Class..................    M-92
Capital Appreciation Portfolio - Initial and Service
  Class.....................................................   M-101
Cash Management Portfolio...................................   M-108
Common Stock Portfolio - Initial and Service Class..........   M-115
Convertible Portfolio - Initial and Service Class...........   M-127
Government Portfolio - Initial and Service Class............   M-137
High Yield Corporate Bond Portfolio - Initial and Service
  Class.....................................................   M-145
International Equity Portfolio - Initial and Service
  Class.....................................................   M-162
Mid Cap Core Portfolio - Initial and Service Class..........   M-170
Mid Cap Growth Portfolio - Initial and Service Class........   M-180
Mid Cap Value Portfolio - Initial and Service Class.........   M-186
S&P 500 Portfolio - Initial and Service Class...............   M-192
Small Cap Growth Portfolio - Initial and Service Class......   M-204
Total Return Portfolio - Initial and Service Class..........   M-211
Value Portfolio - Initial and Service Class.................   M-226
American Century Income & Growth Portfolio - Initial and
  Service Class.............................................   M-234
Dreyfus Large Company Value Portfolio - Initial and Service
  Class.....................................................   M-242
Eagle Asset Management Growth Equity Portfolio - Initial and
  Service Class.............................................   M-248
Lord Abbett Developing Growth Portfolio - Initial and
  Service Class.............................................   M-254
Notes to Financial Statements...............................   M-261
Report of Independent Auditors..............................   M-279

The Annual Reports for the Portfolios listed below follow:
Alger American Small Capitalization - Class O and Class S
  Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series - Class B
Dreyfus IP Technology Growth - Initial Shares and Service
  Shares
Fidelity(R) Variable Insurance Products Fund
  Contrafund(R) - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Equity
  Income - Initial Class and Service Class 2
Fidelity(R) Variable Insurance Products Fund Mid
  Cap - Service Class 2
Janus Aspen Series Balanced - Institutional Shares and
  Service Shares
Janus Aspen Series Worldwide Growth - Institutional Shares
  and Service Shares
MFS(R) Investors Trust Series - Initial Class and Service
  Class
MFS(R) Research Series - Initial Class and Service Class
MFS(R) Utilities Series - Initial Class and Service Class
Neuberger Berman AMT Mid-Cap Growth - Class I and Class S
T. Rowe Price Equity Income Portfolio and Portfolio - II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity - Class I and Class
  II
Victory VIF Diversified Stock - Class A Shares

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2004 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or life policy. This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, each of the portfolio managers provides a discussion of portfolio performance relative to the financial markets and economic conditions. I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

While the equity markets finished 2004 on a positive note, with the Dow Jones Industrial Average (DJIA)(1), the NASDAQ Composite(2), and S&P500 Index(R)(3) posting their first back-to-back yearly gains since 1999, a complete economic rebound may not be imminent. Ongoing concerns about the war on terrorism, oil prices, unemployment, interest rates, and the growing U.S. budget deficit remind us all of the challenges still to be faced on the road to sustained economic growth. And, as the year came to a close, even these flash points were overshadowed by the devastating tsunami in Asia and the overwhelming--and ongoing--global response to assist those in need.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ Frederick J. Sievert

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2005

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and include over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R)--"Standard & Poor's 500 Composite Price Index(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

LIFESTAGES(R) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/2/03
Calvert Social Balanced                                         9/2/86       6/2/03
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/2/03
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/2/03
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       9/8/03
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/2/03
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/2/03
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Bond -- Service Class                               6/2/03       6/2/03
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/2/03
MainStay VP Cash Management -- Current 7-day yield is
  1.23%(4)                                                     1/29/93       6/2/03
MainStay VP Common Stock -- Service Class                       6/2/03       6/2/03
MainStay VP Convertible -- Service Class                        6/2/03       6/2/03
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/2/03
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03       6/2/03
MainStay VP Government -- Service Class                         6/2/03       6/2/03
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/2/03
MainStay VP International Equity -- Service Class               6/2/03       6/2/03
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/2/03
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/2/03
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/2/03
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/2/03
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03       6/2/03
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/2/03
MainStay VP Total Return -- Service Class                       6/2/03       6/2/03
MainStay VP Value -- Service Class                              6/2/03       6/2/03
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/2/03
MFS(R) Research Series -- Service Class                         5/1/00       6/2/03
MFS(R) Utilities Series -- Service Class                        5/1/00       6/2/03
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/2/03
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/2/03
Van Eck Worldwide Hard Assets                                   9/1/89       6/2/03
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/2/03
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       5/1/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          16.29       N/A       N/A       N/A        22.85
Calvert Social Balanced                                         8.26      4.30      0.46      8.89        10.12
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Service Shares                  0.23     (3.02)      N/A       N/A         9.53
Fidelity(R) VIP Contrafund(R) -- Service Class 2               15.16     10.10      1.71       N/A        21.36
Fidelity(R) VIP Equity-Income -- Service Class 2               11.23      6.21      4.19     11.15        16.82
Fidelity(R) VIP Mid Cap -- Service Class 2                     24.66     15.74     14.81       N/A        34.00
Janus Aspen Series Balanced -- Service Shares                   8.29      4.75      1.51       N/A        11.94
Janus Aspen Series Worldwide Growth -- Service Shares           4.53     (1.34)    (8.99)      N/A         9.66
MainStay VP American Century Income & Growth -- Service
  Class                                                        12.38      5.02     (1.20)      N/A        16.88
MainStay VP Bond -- Service Class                               3.83      5.74      7.14      7.08         4.24
MainStay VP Capital Appreciation -- Service Class               3.90     (3.16)    (9.14)     7.75        11.73
MainStay VP Cash Management -- Current 7-day yield is
  1.23%(4)                                                      0.85      0.96      2.54      3.85         0.79
MainStay VP Common Stock -- Service Class                      10.63      1.76     (3.42)    10.79        18.19
MainStay VP Convertible -- Service Class                        5.85      5.84      1.86       N/A        11.78
MainStay VP Dreyfus Large Company Value -- Service Class       11.10      2.95      2.02       N/A        15.73
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (2.56)    (3.76)    (7.81)      N/A         2.01
MainStay VP Government -- Service Class                         3.07      4.70      6.45      6.57         3.11
MainStay VP High Yield Corporate Bond -- Service Class         12.45     15.92      8.90       N/A        16.20
MainStay VP International Equity -- Service Class              17.06     13.12      0.29       N/A        25.69
MainStay VP Lord Abbett Developing Growth -- Service Class      5.57      1.10     (5.07)      N/A        11.30
MainStay VP Mid Cap Core -- Service Class                      21.90     12.69       N/A       N/A        24.26
MainStay VP Mid Cap Growth -- Service Class                    22.30      7.96       N/A       N/A        30.15
MainStay VP Mid Cap Value -- Service Class                     17.25      8.73       N/A       N/A        25.15
MainStay VP S&P 500 Index(5) -- Service Class                  10.22      3.03     (2.81)    11.45        17.23
MainStay VP Small Cap Growth -- Service Class                   9.12      4.23       N/A       N/A        20.28
MainStay VP Total Return -- Service Class                       6.10      1.78     (2.17)     8.35        10.36
MainStay VP Value -- Service Class                             11.01      3.56      4.61       N/A        19.96
MFS(R) Investors Trust Series -- Service Class                 11.12      2.20       N/A       N/A        14.30
MFS(R) Research Series -- Service Class                        15.57      2.66       N/A       N/A        18.11
MFS(R) Utilities Series -- Service Class                       29.84     10.72       N/A       N/A        31.44
Neuberger Berman AMT Mid-Cap Growth -- Class S                 16.03       N/A       N/A       N/A        18.38
T. Rowe Price Equity Income Portfolio -- II                    14.62       N/A       N/A       N/A        22.29
Van Eck Worldwide Hard Assets                                  23.98     20.45     11.76      6.50        34.09
Van Kampen UIF Emerging Markets Equity -- Class II             23.00       N/A       N/A       N/A        34.30
Victory VIF Diversified Stock -- Class A Shares                 9.66      3.59      1.32       N/A        11.66
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           8.29       N/A       N/A       N/A        16.78
Calvert Social Balanced                                         0.46      1.79     (0.65)     8.89         3.35
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Service Shares                 (6.98)    (5.40)      N/A       N/A         3.25
Fidelity(R) VIP Contrafund(R) -- Service Class 2                7.16      7.85      0.58       N/A        15.27
Fidelity(R) VIP Equity-Income -- Service Class 2                3.23      3.80      3.16     11.15        10.44
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.66     13.72     14.11       N/A        28.06
Janus Aspen Series Balanced -- Service Shares                   0.50      2.26      0.39       N/A         5.72
Janus Aspen Series Worldwide Growth -- Service Shares          (3.00)    (3.76)    (9.99)      N/A         3.25
MainStay VP American Century Income & Growth -- Service
  Class                                                         4.38      2.55     (2.29)      N/A        10.38
MainStay VP Bond -- Service Class                              (3.64)     3.30      6.21      7.08        (1.89)
MainStay VP Capital Appreciation -- Service Class              (3.58)    (5.54)   (10.14)     7.75         5.49
MainStay VP Cash Management -- Current 7-day yield is
  1.23%(4)                                                     (6.41)    (1.53)     1.43      3.85        (5.15)
MainStay VP Common Stock -- Service Class                       2.66     (0.74)    (4.48)    10.79        12.06
MainStay VP Convertible -- Service Class                       (1.77)     3.41      0.74       N/A         5.56
MainStay VP Dreyfus Large Company Value -- Service Class        3.10      0.42      0.89       N/A         9.06
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (9.57)    (6.13)    (8.83)      N/A        (4.05)
MainStay VP Government -- Service Class                        (4.35)     2.21      5.50      6.57        (2.93)
MainStay VP High Yield Corporate Bond -- Service Class          4.45     13.90      8.03       N/A        10.04
MainStay VP International Equity -- Service Class               9.06     10.99     (0.81)      N/A        19.65
MainStay VP Lord Abbett Developing Growth -- Service Class     (2.03)    (1.38)    (6.12)      N/A         5.05
MainStay VP Mid Cap Core -- Service Class                      13.90     10.55       N/A       N/A        18.04
MainStay VP Mid Cap Growth -- Service Class                    14.30      5.62       N/A       N/A        24.15
MainStay VP Mid Cap Value -- Service Class                      9.25      6.43       N/A       N/A        19.10
MainStay VP S&P 500 Index(5) -- Service Class                   2.28      0.49     (3.88)    11.45        11.08
MainStay VP Small Cap Growth -- Service Class                   1.27      1.71       N/A       N/A        14.16
MainStay VP Total Return -- Service Class                      (1.54)    (0.73)    (3.25)     8.35         4.11
MainStay VP Value -- Service Class                              3.01      1.02      3.59       N/A        13.85
MFS(R) Investors Trust Series -- Service Class                  3.12     (0.31)      N/A       N/A         7.95
MFS(R) Research Series -- Service Class                         7.57      0.14       N/A       N/A        11.80
MFS(R) Utilities Series -- Service Class                       21.84      8.50       N/A       N/A        23.44
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.03       N/A       N/A       N/A        10.38
T. Rowe Price Equity Income Portfolio -- II                     6.62       N/A       N/A       N/A        16.21
Van Eck Worldwide Hard Assets                                  15.98     18.58     10.98      6.50        27.58
Van Kampen UIF Emerging Markets Equity -- Class II             15.00       N/A       N/A       N/A        28.35
Victory VIF Diversified Stock -- Class A Shares                 1.77      1.04      0.21       N/A         3.66
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00.

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2004

(1) The LifeStages(R) Elite Variable Annuity was first offered for sale on September 29, 2003. All of the Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2004 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

This product is not available in all states.

SMRU # 00282134 CV

LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
                                                              INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02     11/15/04
Calvert Social Balanced                                         9/2/86     11/15/04
Colonial Small Cap Value, Variable Series -- Class B            6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00     11/15/04
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00     11/15/04
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00     11/15/04
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00     11/15/04
Janus Aspen Series Balanced -- Service Shares                 12/31/99     11/15/04
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99     11/15/04
MainStay VP American Century Income & Growth -- Service
  Class                                                         6/2/03     11/15/04
MainStay VP Bond -- Service Class                               6/2/03     11/15/04
MainStay VP Capital Appreciation -- Service Class               6/2/03     11/15/04
MainStay VP Cash Management -- Current 7-day yield is
  1.23%(4)                                                     1/29/93     11/15/04
MainStay VP Common Stock -- Service Class                       6/2/03     11/15/04
MainStay VP Convertible -- Service Class                        6/2/03     11/15/04
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03     11/15/04
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                         6/2/03     11/15/04
MainStay VP Government -- Service Class                         6/2/03     11/15/04
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03     11/15/04
MainStay VP International Equity -- Service Class               6/2/03     11/15/04
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03     11/15/04
MainStay VP Mid Cap Core -- Service Class                       6/2/03     11/15/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03     11/15/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03     11/15/04
MainStay VP S&P 500 Index(5) -- Service Class                   6/2/03     11/15/04
MainStay VP Small Cap Growth -- Service Class                   6/2/03     11/15/04
MainStay VP Total Return -- Service Class                       6/2/03     11/15/04
MainStay VP Value -- Service Class                              6/2/03     11/15/04
MFS(R) Investors Trust Series -- Service Class                  5/1/00     11/15/04
MFS(R) Research Series -- Service Class                         5/1/00     11/15/04
MFS(R) Utilities Series -- Service Class                        5/1/00     11/15/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03     11/15/04
T. Rowe Price Equity Income Portfolio -- II                    4/30/02     11/15/04
Van Eck Worldwide Hard Assets                                   9/1/89     11/15/04
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03     11/15/04
Victory VIF Diversified Stock -- Class A Shares                 7/1/99     11/15/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                              appear in parentheses.

                                                                    ASSUMING CONTRACT NOT SURRENDERED(%)(2)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          16.29       N/A       N/A       N/A        22.85
Calvert Social Balanced                                         8.26      4.30      0.46      8.89        10.12
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Service Shares                  0.23     (3.02)      N/A       N/A         9.53
Fidelity(R) VIP Contrafund(R) -- Service Class 2               15.16     10.10      1.71       N/A        21.36
Fidelity(R) VIP Equity-Income -- Service Class 2               11.23      6.21      4.19     11.15        16.82
Fidelity(R) VIP Mid Cap -- Service Class 2                     24.66     15.74     14.81       N/A        34.00
Janus Aspen Series Balanced -- Service Shares                   8.29      4.75      1.51       N/A        11.94
Janus Aspen Series Worldwide Growth -- Service Shares           4.53     (1.34)    (8.99)      N/A         9.66
MainStay VP American Century Income & Growth -- Service
  Class                                                        12.38      5.02     (1.20)      N/A        16.88
MainStay VP Bond -- Service Class                               3.83      5.74      7.14      7.08         4.24
MainStay VP Capital Appreciation -- Service Class               3.90     (3.16)    (9.14)     7.75        11.73
MainStay VP Cash Management -- Current 7-day yield is
  1.23%(4)                                                      0.85      0.96      2.54      3.85         0.79
MainStay VP Common Stock -- Service Class                      10.63      1.76     (3.42)    10.79        18.19
MainStay VP Convertible -- Service Class                        5.85      5.84      1.86       N/A        11.78
MainStay VP Dreyfus Large Company Value -- Service Class       11.10      2.95      2.02       N/A        15.73
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (2.56)    (3.76)    (7.81)      N/A         2.01
MainStay VP Government -- Service Class                         3.07      4.70      6.45      6.57         3.11
MainStay VP High Yield Corporate Bond -- Service Class         12.45     15.92      8.90       N/A        16.20
MainStay VP International Equity -- Service Class              17.06     13.12      0.29       N/A        25.69
MainStay VP Lord Abbett Developing Growth -- Service Class      5.57      1.10     (5.07)      N/A        11.30
MainStay VP Mid Cap Core -- Service Class                      21.90     12.69       N/A       N/A        24.26
MainStay VP Mid Cap Growth -- Service Class                    22.30      7.96       N/A       N/A        30.15
MainStay VP Mid Cap Value -- Service Class                     17.25      8.73       N/A       N/A        25.15
MainStay VP S&P 500 Index(5) -- Service Class                  10.22      3.03     (2.81)    11.45        17.23
MainStay VP Small Cap Growth -- Service Class                   9.12      4.23       N/A       N/A        20.28
MainStay VP Total Return -- Service Class                       6.10      1.78     (2.17)     8.35        10.36
MainStay VP Value -- Service Class                             11.01      3.56      4.61       N/A        19.96
MFS(R) Investors Trust Series -- Service Class                 11.12      2.20       N/A       N/A        14.30
MFS(R) Research Series -- Service Class                        15.57      2.66       N/A       N/A        18.11
MFS(R) Utilities Series -- Service Class                       29.84     10.72       N/A       N/A        31.44
Neuberger Berman AMT Mid-Cap Growth -- Class S                 16.03       N/A       N/A       N/A        18.38
T. Rowe Price Equity Income Portfolio -- II                    14.62       N/A       N/A       N/A        22.29
Van Eck Worldwide Hard Assets                                  23.98     20.45     11.76      6.50        34.09
Van Kampen UIF Emerging Markets Equity -- Class II             23.00       N/A       N/A       N/A        34.30
Victory VIF Diversified Stock -- Class A Shares                 9.66      3.59      1.32       N/A        11.66
------------------------------------------------------------------------------------
                                                                    Negative numbers appear in parentheses.

                                                                        ASSUMING CONTRACT SURRENDERED(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
                                                                 1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           8.29       N/A       N/A       N/A        16.78
Calvert Social Balanced                                         0.46      1.79     (0.65)     8.75         3.35
Colonial Small Cap Value, Variable Series -- Class B             N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Service Shares                 (6.98)    (5.40)      N/A       N/A         3.25
Fidelity(R) VIP Contrafund(R) -- Service Class 2                7.16      7.85      0.58       N/A        15.27
Fidelity(R) VIP Equity-Income -- Service Class 2                3.23      3.80      3.16     11.03        10.44
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.66     13.72     14.11       N/A        28.06
Janus Aspen Series Balanced -- Service Shares                   0.50      2.26      0.39       N/A         5.72
Janus Aspen Series Worldwide Growth -- Service Shares          (3.00)    (3.76)    (9.99)      N/A         3.25
MainStay VP American Century Income & Growth -- Service
  Class                                                         4.38      2.55     (2.29)      N/A        10.38
MainStay VP Bond -- Service Class                              (3.64)     3.30      6.21      6.92        (1.89)
MainStay VP Capital Appreciation -- Service Class              (3.58)    (5.54)   (10.14)     7.59         5.49
MainStay VP Cash Management -- Current 7-day yield is
  1.23%(4)                                                     (6.41)    (1.53)     1.43      3.64        (5.15)
MainStay VP Common Stock -- Service Class                       2.66     (0.74)    (4.48)    10.67        12.06
MainStay VP Convertible -- Service Class                       (1.77)     3.41      0.74       N/A         5.56
MainStay VP Dreyfus Large Company Value -- Service Class        3.10      0.42      0.89       N/A         9.06
MainStay VP Eagle Asset Management Growth Equity -- Service
  Class                                                        (9.57)    (6.13)    (8.83)      N/A        (4.05)
MainStay VP Government -- Service Class                        (4.35)     2.21      5.50      6.40        (2.93)
MainStay VP High Yield Corporate Bond -- Service Class          4.45     13.90      8.03       N/A        10.04
MainStay VP International Equity -- Service Class               9.06     10.99     (0.81)      N/A        19.65
MainStay VP Lord Abbett Developing Growth -- Service Class     (2.03)    (1.38)    (6.12)      N/A         5.05
MainStay VP Mid Cap Core -- Service Class                      13.90     10.55       N/A       N/A        18.04
MainStay VP Mid Cap Growth -- Service Class                    14.30      5.62       N/A       N/A        24.15
MainStay VP Mid Cap Value -- Service Class                      9.25      6.43       N/A       N/A        19.10
MainStay VP S&P 500 Index(5) -- Service Class                   2.28      0.49     (3.88)    11.34        11.08
MainStay VP Small Cap Growth -- Service Class                   1.27      1.71       N/A       N/A        14.16
MainStay VP Total Return -- Service Class                      (1.54)    (0.73)    (3.25)     8.20         4.11
MainStay VP Value -- Service Class                              3.01      1.02      3.59       N/A        13.85
MFS(R) Investors Trust Series -- Service Class                  3.12     (0.31)      N/A       N/A         7.95
MFS(R) Research Series -- Service Class                         7.57      0.14       N/A       N/A        11.80
MFS(R) Utilities Series -- Service Class                       21.84      8.50       N/A       N/A        23.44
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.03       N/A       N/A       N/A        10.38
T. Rowe Price Equity Income Portfolio -- II                     6.62       N/A       N/A       N/A        16.21
Van Eck Worldwide Hard Assets                                  15.98     18.58     10.98      6.33        27.58
Van Kampen UIF Emerging Markets Equity -- Class II             15.00       N/A       N/A       N/A        28.35
Victory VIF Diversified Stock -- Class A Shares                 1.77      1.04      0.21       N/A         3.66
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A CONTRACT, WHEN SURRENDERED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019 OR VISIT WWW.NEWYORKLIFE.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE FEE, EQUAL TO $30 OF THE ACCUMULATION VALUE OF THE POLICY, IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000.00. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THEN $100,000.00. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR

PERFORMANCE "ASSUMING CONTRACT NOT SURRENDERED" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING CONTRACT SURRENDERED" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 1% FOR SINGLE PREMIUM POLICIES) BY THE 10TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCTS AND FUNDS PROSPECTUS. INVESTORS ARE ASKED TO CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

LIFESTAGES(R) PREMIUM PLUS ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

(1) The LifeStages(R) Premium Plus Elite Variable Annuity was first offered for sale on November 15, 2004. All of the Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown. The LifeStages(R) Premium Plus Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as percentage of Separate Account assets. Therefore, the 1.90% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of an Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE CURRENT YIELD AS OF DECEMBER 31, 2004 MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring Large-Cap U.S. stock market performance. "S&P 500" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase an Index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

LifeStages(R) Premium Plus Elite Variable Annuity is a flexible premium deferred variable annuity issued by NYLIAC. Under this policy, we will apply a Credit to premiums paid in a percentage amount according to the credit rate schedule then in effect. Policies with a premium Credit may have higher fees and expenses, and may have longer surrender charge periods than policies that do not provide the Credit feature. There may be circumstances in which the purchase of a LifeStages(R) Premium Plus Elite Variable Annuity is less advantageous than the purchase of another LifeStages(R) variable annuity which may have lower fees but no credit. This may be the case, for example, if you intended to make fewer and smaller payments into the contract, or if you anticipate retaining the contract for a significant time beyond the surrender charge period.

This product is not available in all states.

SMRU # 00282134 CV

MAINSTAY ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

                                                                          INVESTMENT
                                                              PORTFOLIO    DIVISION
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003               INCEPTION   INCEPTION
INVESTMENT DIVISIONS                                            DATE       DATE(1)
Alger American Small Capitalization -- Class S Shares           5/1/02       6/7/04
Calvert Social Balanced                                         9/2/86       6/7/04
Colonial Small Cap Value Fund -- Class B Shares                 6/1/00     11/15/04
Dreyfus IP Technology Growth -- Service Shares                12/29/00       6/7/04
Fidelity(R) VIP Contrafund(R) -- Service Class 2               1/12/00       6/7/04
Fidelity(R) VIP Equity-Income -- Service Class 2               1/12/00       6/7/04
Fidelity(R) VIP Mid Cap -- Service Class 2                     1/12/00       6/7/04
Janus Aspen Series Balanced -- Service Shares                 12/31/99       6/7/04
Janus Aspen Series Worldwide Growth -- Service Shares         12/31/99       6/7/04
MainStay VP American Century Income & Growth -- Service
 Class                                                          6/2/03       6/7/04
MainStay VP Bond -- Service Class                               6/2/03       6/7/04
MainStay VP Capital Appreciation -- Service Class               6/2/03       6/7/04
MainStay VP Cash Management(4) -- Current 7-day yield is
 1.23%                                                         1/29/93       6/7/04
MainStay VP Convertible -- Service Class                        6/2/03       6/7/04
MainStay VP Dreyfus Large Company Value -- Service Class        6/2/03       6/7/04
MainStay VP Eagle Asset Management Growth Equity -- Service
 Class                                                          6/2/03       6/7/04
MainStay VP Mid Cap Value -- Service Class                      6/2/03       6/7/04
MainStay VP Government -- Service Class                         6/2/03       6/7/04
MainStay VP Common Stock -- Service Class                       6/2/03       6/7/04
MainStay VP High Yield Corporate Bond -- Service Class          6/2/03       6/7/04
MainStay VP S&P 500(5) Index -- Service Class                   6/2/03       6/7/04
MainStay VP International Equity -- Service Class               6/2/03       6/7/04
MainStay VP Lord Abbett Developing Growth -- Service Class      6/2/03       6/7/04
MainStay VP Mid Cap Core -- Service Class                       6/2/03       6/7/04
MainStay VP Mid Cap Growth -- Service Class                     6/2/03       6/7/04
MainStay VP Small Cap Growth -- Service Class                   6/2/03       6/7/04
MainStay VP Total Return -- Service Class                       6/2/03       6/7/04
MainStay VP Value -- Service Class                              6/2/03       6/7/04
MFS(R) Investors Trust Series -- Service Class                  5/1/00       6/7/04
MFS(R) Research Series -- Service Class                         5/1/00       6/7/04
MFS(R) Utilities Series -- Service Class                        5/1/00       6/7/04
Neuberger Berman AMT Mid-Cap Growth -- Class S                 2/18/03       6/7/04
T. Rowe Price Equity Income Portfolio -- II                    4/30/02       6/7/04
Van Eck Worldwide Hard Assets                                   9/1/89       6/7/04
Van Kampen UIF Emerging Markets Equity -- Class II             1/10/03       6/7/04
Victory VIF Diversified Stock -- Class A Shares                 7/1/99       6/7/04
------------------------------------------------------------------------------------
                                                                 Negative numbers
                                                               appear in parentheses

                                                                              ASSUMING NO SURRENDER(%)(2)
                                                                                                                 SINCE
                                                                                                               INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                 1        1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          MONTH   YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares          3.76    16.29       N/A       N/A       N/A        22.85
Calvert Social Balanced                                        2.27     8.26      4.30      0.46      8.89        10.12
Colonial Small Cap Value Fund -- Class B Shares                 N/A      N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Service Shares                 1.65     0.23     (3.02)      N/A       N/A         9.53
Fidelity(R) VIP Contrafund(R) -- Service Class 2               2.65    15.16     10.10      1.71       N/A        21.36
Fidelity(R) VIP Equity-Income -- Service Class 2               3.17    11.23      6.21      4.19     11.15        16.82
Fidelity(R) VIP Mid Cap -- Service Class 2                     2.65    24.66     15.74     14.81       N/A        34.00
Janus Aspen Series Balanced -- Service Shares                  2.85     8.29      4.75      1.51       N/A        11.94
Janus Aspen Series Worldwide Growth -- Service Shares          3.42     4.53     (1.34)    (8.99)      N/A         9.66
MainStay VP American Century Income & Growth -- Service
 Class                                                         3.67    12.38      5.02     (1.20)      N/A        16.88
MainStay VP Bond -- Service Class                              0.89     3.83      5.74      7.14      7.08         4.24
MainStay VP Capital Appreciation -- Service Class              4.23     3.90     (3.16)    (9.14)     7.75        11.73
MainStay VP Cash Management(4) -- Current 7-day yield is
 1.23%                                                         0.13     0.85      0.96      2.54      3.85         0.79
MainStay VP Convertible -- Service Class                       2.33     5.85      5.84      1.86       N/A        11.78
MainStay VP Dreyfus Large Company Value -- Service Class       3.65    11.10      2.95      2.02       N/A        15.73
MainStay VP Eagle Asset Management Growth Equity -- Service
 Class                                                         4.09    (2.56)    (3.76)    (7.81)      N/A         2.01
MainStay VP Mid Cap Value -- Service Class                     3.07    17.25      8.73       N/A       N/A        25.15
MainStay VP Government -- Service Class                        0.76     3.07      4.70      6.45      6.57         3.11
MainStay VP Common Stock -- Service Class                      3.14    10.63      1.76     (3.42)    10.79        18.19
MainStay VP High Yield Corporate Bond -- Service Class         1.97    12.45     15.92      8.90       N/A        16.20
MainStay VP S&P 500(5) Index -- Service Class                  3.36    10.22      3.03     (2.81)    11.45        17.23
MainStay VP International Equity -- Service Class              4.09    17.06     13.12      0.29       N/A        25.69
MainStay VP Lord Abbett Developing Growth -- Service Class     2.35     5.57      1.10     (5.07)      N/A        11.30
MainStay VP Mid Cap Core -- Service Class                      3.86    21.90     12.69       N/A       N/A        24.26
MainStay VP Mid Cap Growth -- Service Class                    6.13    22.30      7.96       N/A       N/A        30.15
MainStay VP Small Cap Growth -- Service Class                  3.43     9.12      4.23       N/A       N/A        20.28
MainStay VP Total Return -- Service Class                      2.66     6.10      1.78     (2.17)     8.35        10.36
MainStay VP Value -- Service Class                             2.49    11.01      3.56      4.61       N/A        19.96
MFS(R) Investors Trust Series -- Service Class                 3.75    11.12      2.20       N/A       N/A        14.30
MFS(R) Research Series -- Service Class                        4.24    15.57      2.66       N/A       N/A        18.11
MFS(R) Utilities Series -- Service Class                       4.96    29.84     10.72       N/A       N/A        31.44
Neuberger Berman AMT Mid-Cap Growth -- Class S                 4.54    16.03       N/A       N/A       N/A        18.38
T. Rowe Price Equity Income Portfolio -- II                    3.62    14.62       N/A       N/A       N/A        22.29
Van Eck Worldwide Hard Assets                                 (1.61)   23.98     20.45     11.76      6.50        34.09
Van Kampen UIF Emerging Markets Equity -- Class II             5.04    23.00       N/A       N/A       N/A        34.30
Victory VIF Diversified Stock -- Class A Shares                1.77     9.66      3.59      1.32       N/A        11.66
------------------------------------------------------------------------------------
                                                                         Negative numbers appear in parentheses

                                                                             ASSUMING SURRENDER(%)
                                                                                                         SINCE
                                                                                                       INVESTMENT
FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003                  1         3         5        10        DIVISION
INVESTMENT DIVISIONS                                          YEAR(1)   YEAR(1)   YEAR(1)   YEAR(1)   INCEPTION(3)
Alger American Small Capitalization -- Class S Shares           8.29       N/A       N/A       N/A        16.78
Calvert Social Balanced                                         0.46      1.79     (0.65)     8.89         3.35
Colonial Small Cap Value Fund -- Class B Shares                  N/A       N/A       N/A       N/A          N/A
Dreyfus IP Technology Growth -- Service Shares                 (6.98)    (5.40)      N/A       N/A         3.25
Fidelity(R) VIP Contrafund(R) -- Service Class 2                7.16      7.85      0.58       N/A        15.27
Fidelity(R) VIP Equity-Income -- Service Class 2                3.23      3.80      3.16     11.15        10.44
Fidelity(R) VIP Mid Cap -- Service Class 2                     16.66     13.72     14.11       N/A        28.06
Janus Aspen Series Balanced -- Service Shares                   0.50      2.26      0.39       N/A         5.72
Janus Aspen Series Worldwide Growth -- Service Shares          (3.00)    (3.76)    (9.99)      N/A         3.25
MainStay VP American Century Income & Growth -- Service
 Class                                                          4.38      2.55     (2.29)      N/A        10.38
MainStay VP Bond -- Service Class                              (3.64)     3.30      6.21      7.08        (1.89)
MainStay VP Capital Appreciation -- Service Class              (3.58)    (5.54)   (10.14)     7.75         5.49
MainStay VP Cash Management(4) -- Current 7-day yield is
 1.23%                                                         (6.41)    (1.53)     1.43      3.85        (5.15)
MainStay VP Convertible -- Service Class                       (1.77)     3.41      0.74       N/A         5.56
MainStay VP Dreyfus Large Company Value -- Service Class        3.10      0.42      0.89       N/A         9.06
MainStay VP Eagle Asset Management Growth Equity -- Service
 Class                                                         (9.57)    (6.13)    (8.83)      N/A        (4.05)
MainStay VP Mid Cap Value -- Service Class                      9.25      6.43       N/A       N/A        19.10
MainStay VP Government -- Service Class                        (4.35)     2.21      5.50      6.57        (2.93)
MainStay VP Common Stock -- Service Class                       2.66     (0.74)    (4.48)    10.79        12.06
MainStay VP High Yield Corporate Bond -- Service Class          4.45     13.90      8.03       N/A        10.04
MainStay VP S&P 500(5) Index -- Service Class                   2.28      0.49     (3.88)    11.45        11.08
MainStay VP International Equity -- Service Class               9.06     10.99     (0.81)      N/A        19.65
MainStay VP Lord Abbett Developing Growth -- Service Class     (2.03)    (1.38)    (6.12)      N/A         5.05
MainStay VP Mid Cap Core -- Service Class                      13.90     10.55       N/A       N/A        18.04
MainStay VP Mid Cap Growth -- Service Class                    14.30      5.62       N/A       N/A        24.15
MainStay VP Small Cap Growth -- Service Class                   1.27      1.71       N/A       N/A        14.16
MainStay VP Total Return -- Service Class                      (1.54)    (0.73)    (3.25)     8.35         4.11
MainStay VP Value -- Service Class                              3.01      1.02      3.59       N/A        13.85
MFS(R) Investors Trust Series -- Service Class                  3.12     (0.31)      N/A       N/A         7.95
MFS(R) Research Series -- Service Class                         7.57      0.14       N/A       N/A        11.80
MFS(R) Utilities Series -- Service Class                       21.84      8.50       N/A       N/A        23.44
Neuberger Berman AMT Mid-Cap Growth -- Class S                  8.03       N/A       N/A       N/A        10.38
T. Rowe Price Equity Income Portfolio -- II                     6.62       N/A       N/A       N/A        16.21
Van Eck Worldwide Hard Assets                                  15.98     18.58     10.98      6.50        27.58
Van Kampen UIF Emerging Markets Equity -- Class II             15.00       N/A       N/A       N/A        28.35
Victory VIF Diversified Stock -- Class A Shares                 1.77      1.04      0.21       N/A         3.66
------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO CURRENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT A POLICY, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, VISIT WWW.MAINSTAYANNUITIES.COM.

ALL PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED. A POLICY SERVICE FEE OF $30 IS NOT INCLUDED IN THESE CHARGES, BUT WILL BE DEDUCTED EACH YEAR ON THE POLICY ANNIVERSARY AND IF SURRENDERED IF THE ACCUMULATION VALUE IS LESS THAN $100,000. THE PERFORMANCE SHOWN, THEREFORE, WOULD BE SLIGHTLY LOWER IF YOUR POLICY'S ACCUMULATION VALUE IS LESS THAN $100,000.

PERFORMANCE "ASSUMING NO SURRENDER" DOES NOT REFLECT THE DEDUCTION OF THE CONTINGENT DEFERRED SALES CHARGE (CDSC). IF REFLECTED, THE PERFORMANCE WOULD BE REDUCED. PERFORMANCE "ASSUMING SURRENDER" REFLECTS THE MAXIMUM CDSC UNDER THE POLICY. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR EACH PREMIUM PAYMENT IS 8%, DECLINING TO 3% (OR 2% FOR SINGLE PREMIUM POLICIES) BY THE 8TH YEAR AFTER THAT PREMIUM PAYMENT HAS BEEN IN THE POLICY, WITH NO CHARGE THEREAFTER. WITHDRAWALS AND SURRENDERS MAY BE TAXABLE TRANSACTIONS, AND PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO A 10% IRS PENALTY. THE INVESTMENT DIVISIONS OFFERED THROUGH THE MAINSTAY ELITE VARIABLE ANNUITY AND DESCRIBED HEREIN ARE DIFFERENT FROM MUTUAL FUNDS THAT MAY HAVE SIMILAR NAMES BUT ARE AVAILABLE DIRECTLY TO THE GENERAL PUBLIC. INVESTMENT RESULTS MAY DIFFER.

FOR MORE INFORMATION, YOU SHOULD REFER TO YOUR PRODUCT AND FUND PROSPECTUSES OR VISIT WWW.MAINSTAYANNUITIES.COM. INVESTORS ARE ASKED TO CONSIDER THE OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. BOTH THE PRODUCT PROSPECTUS AND THE UNDERLYING FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE PRODUCT AND THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THE PROSPECTUSES CAREFULLY BEFORE INVESTING.

MAINSTAY ELITE VARIABLE ANNUITY PERFORMANCE SUMMARY INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT -- IV
AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2004

(1) The MainStay Elite Variable Annuity was first offered for sale on June 7, 2004. All of the Portfolios existed prior to that date. The hypothetical performance has been modified to reflect Fund annual expenses as if the policy had been available during the periods shown. The MainStay Elite Variable Annuity differs from many other variable annuity policies in that the Mortality and Expense Risk and Administrative Costs Charge (M&E) is calculated as a percentage of your Adjusted Premium Payments under the policy (excluding premiums allocated to the Fixed Account), rather than as a percentage of Separate Account assets. Therefore, the 1.70% M&E charge is not reflected in the performance of the Investment Divisions, but will be deducted quarterly by reducing the number of Accumulation Units in the Investment Divisions you have selected. Since market performance is reflected through fluctuations in the value of the Accumulation Unit, owning fewer Accumulation Units over time will result in a gradual reduction in the value of the Policy, regardless of market performance, when compared to the result of a traditional charge structure. Please refer to your prospectus for more details. The MainStay Elite Variable Annuity invests in NYLIAC Variable Annuity Separate Account IV.

(2) Assumes no deduction for contingent deferred sales charge.

(3) Performance is calculated as of the initial date a deposit was received in the Investment Division.

(4) AN INVESTMENT IN THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THIS PORTFOLIO. THE CURRENT YIELD MORE CLOSELY REFLECTS THE PORTFOLIO'S EARNINGS THAN THE TOTAL RETURN FIGURES SHOWN.

(5) The S&P 500 Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. "S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the MainStay VP S&P 500 Index Portfolio. The MainStay VP S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the MainStay VP S&P 500 Index Portfolio. Investors cannot directly purchase any index.

Historically, certain fees have been assumed or reduced by some of the portfolios. Had these expenses not been assumed or reduced, the total return for these Investment Divisions would have been lower.

Product not available in all states.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $7,139,819       $4,718,308       $4,517,393
                                                                ----------       ----------       ----------
      Total net assets......................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $7,139,819       $4,718,308       $4,517,393
                                                                ==========       ==========       ==========
    Variable accumulation
      unit value............................................    $    10.53       $    11.49       $     1.01
                                                                ==========       ==========       ==========
Identified Cost of Investment...............................    $7,307,910       $4,486,734       $4,517,436
                                                                ==========       ==========       ==========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $8,088,922      $14,415,022       $6,537,539
                                                                ----------      -----------       ----------
      Total net assets......................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................    $8,088,922      $14,415,022       $6,537,539
                                                                ==========      ===========       ==========
    Variable accumulation
      unit value............................................    $    13.26      $     12.21       $    12.61
                                                                ==========      ===========       ==========
Identified Cost of Investment...............................    $7,367,717      $13,516,607       $5,927,728
                                                                ==========      ===========       ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
    ------------------------------------------------------------------------------------------------------------------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ----------      ----------      ----------      -----------     ----------      ----------      ----------
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,375,176      $8,095,227      $4,235,587      $21,541,553     $6,481,559      $4,965,693      $8,646,324
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $    12.34      $    11.50      $    10.39      $     12.08     $    13.33      $    13.06      $    13.92
     ==========      ==========      ==========      ===========     ==========      ==========      ==========
     $2,202,959      $7,807,899      $4,321,937      $21,494,488     $5,756,455      $4,421,562      $7,353,153
     ==========      ==========      ==========      ===========     ==========      ==========      ==========

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    CLASS S SHARES
    --------------------------------------------------------------------------------------------------------------------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ----------      ----------      ----------      ----------      ----------      ----------        ----------
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,517,201      $5,598,529      $1,903,640      $2,549,428      $1,927,280      $2,618,067        $3,436,036
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $    11.32      $    12.57      $    12.06      $    11.87      $    10.25      $    11.44        $    12.95
     ==========      ==========      ==========      ==========      ==========      ==========        ==========
     $3,397,865      $5,225,314      $1,790,156      $2,357,289      $1,868,153      $2,429,844        $3,087,853
     ==========      ==========      ==========      ==========      ==========      ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                   COLONIAL
                                                                                   SMALL CAP         DREYFUS IP
                                                                 CALVERT          VALUE FUND         TECHNOLOGY
                                                                  SOCIAL       VARIABLE SERIES--      GROWTH--
                                                                 BALANCED           CLASS B        SERVICE SHARES
                                                              ---------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $941,461          $207,211          $3,289,474
                                                                 --------          --------          ----------
      Total net assets......................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $941,461          $207,211          $3,289,474
                                                                 ========          ========          ==========
    Variable accumulation
      unit value............................................     $  11.19          $  10.27          $    11.21
                                                                 ========          ========          ==========
Identified Cost of Investment...............................     $904,517          $207,077          $3,167,480
                                                                 ========          ========          ==========

                                                                                                  NEUBERGER
                                                                                                    BERMAN
                                                                  MFS(R)           MFS(R)            AMT
                                                                 RESEARCH        UTILITIES         MID-CAP
                                                                 SERIES--         SERIES--         GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS       CLASS S
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................     $632,302        $2,137,585        $518,755
                                                                 --------        ----------        --------
      Total net assets......................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners................................     $632,302        $2,137,585        $518,755
                                                                 ========        ==========        ========
    Variable accumulation
      unit value............................................     $  12.27        $    13.14        $  11.84
                                                                 ========        ==========        ========
Identified Cost of Investment...............................     $571,647        $1,949,697        $475,051
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                         FIDELITY(R)                                          JANUS ASPEN
      FIDELITY(R)            VIP            FIDELITY(R)      JANUS ASPEN         SERIES           MFS(R)
          VIP              EQUITY--             VIP             SERIES         WORLDWIDE        INVESTORS
    CONTRAFUND(R)--        INCOME--          MID CAP--        BALANCED--        GROWTH--      TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES   SERVICE CLASS
    --------------------------------------------------------------------------------------------------------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ----------         ----------        ----------        ----------       ----------        --------
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $9,978,098         $6,608,084        $6,501,801        $4,840,595       $2,090,422        $578,643
       ==========         ==========        ==========        ==========       ==========        ========
       $    12.76         $    12.09        $    14.45        $    11.52       $    11.20        $  11.79
       ==========         ==========        ==========        ==========       ==========        ========
       $9,052,115         $6,076,653        $5,574,340        $4,621,882       $1,986,167        $528,799
       ==========         ==========        ==========        ==========       ==========        ========

                                             VAN KAMPEN
       T. ROWE                                  UIF              VICTORY
        PRICE             VAN ECK             EMERGING             VIF
        EQUITY           WORLDWIDE            MARKETS          DIVERSIFIED
        INCOME              HARD              EQUITY--           STOCK--
    PORTFOLIO--II          ASSETS             CLASS II        CLASS A SHARES
    ------------------------------------------------------------------------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     -----------         ----------          ----------          --------
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $10,477,009         $2,284,651          $2,508,262          $808,748
     ===========         ==========          ==========          ========
     $     12.88         $    14.11          $    14.48          $  11.17
     ===========         ==========          ==========          ========
     $ 9,734,777         $2,039,981          $2,103,532          $767,664
     ===========         ==========          ==========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................    $ 242,466         $  3,421       $    26,308
                                                                ---------         --------       -----------
      Net investment income (loss)..........................      242,466            3,421            26,308
                                                                ---------         --------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      200,222          157,497         6,168,671
  Cost of investments sold..................................     (208,876)        (151,723)       (6,168,731)
                                                                ---------         --------       -----------
      Net realized gain (loss) on investments...............       (8,654)           5,774               (60)
  Realized gain distribution received.......................       76,632               --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     (132,894)         210,540               (42)
                                                                ---------         --------       -----------
      Net gain (loss) on investments........................      (64,916)         216,314              (102)
                                                                ---------         --------       -----------
        Net increase (decrease) in net assets resulting
          from operations...................................    $ 177,550         $219,735       $    26,206
                                                                =========         ========       ===========


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 51,002        $  191,592        $     --
                                                                 --------        ----------        --------
      Net investment income (loss)..........................       51,002           191,592              --
                                                                 --------        ----------        --------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       39,210            15,460         103,564
  Cost of investments sold..................................      (32,398)          (14,127)        (92,469)
                                                                 --------        ----------        --------
      Net realized gain (loss) on investments...............        6,812             1,333          11,095
  Realized gain distribution received.......................       69,353                --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      686,056           865,218         582,688
                                                                 --------        ----------        --------
      Net gain (loss) on investments........................      762,221           866,551         593,783
                                                                 --------        ----------        --------
        Net increase (decrease) in net assets resulting
          from operations...................................     $813,223        $1,058,143        $593,783
                                                                 ========        ==========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


     MAINSTAY VP                                         MAINSTAY VP       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP        HIGH YIELD      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--    CORPORATE BOND--      EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS     SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------
       $ 27,597        $ 138,461        $ 167,819         $1,388,860         $ 47,447         $ 14,965        $       --
       --------        ---------        ---------         ----------         --------         --------        ----------
         27,597          138,461          167,819          1,388,860           47,447           14,965                --
       --------        ---------        ---------         ----------         --------         --------        ----------
         53,856          158,823          178,485            480,249           32,128           39,019            90,549
        (50,328)        (151,509)        (182,479)          (464,411)         (26,613)         (32,969)          (80,685)
       --------        ---------        ---------         ----------         --------         --------        ----------
          3,528            7,314           (3,994)            15,838            5,515            6,050             9,864
             --               --               --                 --               --          101,812                --
        161,554          274,186          (73,241)           156,499          704,494          529,204         1,264,612
       --------        ---------        ---------         ----------         --------         --------        ----------
        165,082          281,500          (77,235)           172,337          710,009          637,066         1,274,476
       --------        ---------        ---------         ----------         --------         --------        ----------
       $192,679        $ 419,961        $  90,584         $1,561,197         $757,456         $652,031        $1,274,476
       ========        =========        =========         ==========         ========         ========        ==========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $ 52,615         $ 51,824         $ 28,667        $  19,210        $     733         $     --          $     --
       --------         --------         --------        ---------        ---------         --------          --------
         52,615           51,824           28,667           19,210              733               --                --
       --------         --------         --------        ---------        ---------         --------          --------
         84,392           63,403           76,001          147,447          154,369           46,522            72,200
        (80,275)         (55,932)         (69,994)        (135,561)        (163,279)         (46,483)          (65,202)
       --------         --------         --------        ---------        ---------         --------          --------
          4,117            7,471            6,007           11,886           (8,910)              39             6,998
             --               --               --               --               --               --                --
        118,801          357,158          107,559          180,674           49,429          188,086           343,615
       --------         --------         --------        ---------        ---------         --------          --------
        122,918          364,629          113,566          192,560           40,519          188,125           350,613
       --------         --------         --------        ---------        ---------         --------          --------
       $175,533         $416,453         $142,233        $ 211,770        $  41,252         $188,125          $350,613
       ========         ========         ========        =========        =========         ========          ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                  COLONIAL
                                                                                 SMALL CAP
                                                                                 VALUE FUND       DREYFUS IP
                                                                 CALVERT          VARIABLE        TECHNOLOGY
                                                                  SOCIAL          SERIES--         GROWTH--
                                                                 BALANCED        CLASS B(A)     SERVICE SHARES
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $ 15,372          $  576         $      --
                                                                 --------          ------         ---------
      Net investment income (loss)..........................       15,372             576                --
                                                                 --------          ------         ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       18,272              --           256,108
  Cost of investments sold..................................      (17,859)             --          (280,074)
                                                                 --------          ------         ---------
      Net realized gain (loss) on investments...............          413              --           (23,966)
  Realized gain distribution received.......................           --           3,762                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       36,818             134           117,087
                                                                 --------          ------         ---------
      Net gain (loss) on investments........................       37,231           3,896            93,121
                                                                 --------          ------         ---------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 52,603          $4,472         $  93,121
                                                                 ========          ======         =========

                                                                                                    NEUBERGER
                                                                                                      BERMAN
                                                                  MFS(R)            MFS(R)             AMT
                                                                 RESEARCH         UTILITIES          MID-CAP
                                                                 SERIES--          SERIES--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS(B)     CLASS S(B)
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................     $  1,662          $     --          $    --
                                                                 --------          --------          -------
      Net investment income (loss)..........................        1,662                --               --
                                                                 --------          --------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       42,726            17,985            9,179
  Cost of investments sold..................................      (39,749)          (17,362)          (8,368)
                                                                 --------          --------          -------
      Net realized gain (loss) on investments...............        2,977               623              811
  Realized gain distribution received.......................           --                --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       59,068           187,888           43,704
                                                                 --------          --------          -------
      Net gain (loss) on investments........................       62,045           188,511           44,515
                                                                 --------          --------          -------
        Net increase (decrease) in net assets resulting from
          operations........................................     $ 63,707          $188,511          $44,515
                                                                 ========          ========          =======

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                                                  JANUS ASPEN
      FIDELITY(R)          FIDELITY(R)        FIDELITY(R)       JANUS ASPEN          SERIES           MFS(R)
          VIP                  VIP                VIP              SERIES          WORLDWIDE        INVESTORS
    CONTRAFUND(R)--      EQUITY--INCOME--      MID CAP--         BALANCED--         GROWTH--      TRUST SERIES--
    SERVICE CLASS 2      SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES    SERVICE SHARES   SERVICE CLASS
  --------------------------------------------------------------------------------------------------------------
<S
        $  2,418             $ 13,411          $     --           $ 90,124          $ 14,452         $   495
        --------             --------          --------           --------          --------         -------
           2,418               13,411                --             90,124            14,452             495
        --------             --------          --------           --------          --------         -------
          36,136               13,428            32,508            162,033            71,222          10,753
         (29,685)             (12,426)          (28,487)          (155,221)          (70,677)         (9,981)
        --------             --------          --------           --------          --------         -------
           6,451                1,002             4,021              6,812               545             772
              --                3,495                --                 --                --              --
         902,770              501,120           919,761            214,370            99,259          48,946
        --------             --------          --------           --------          --------         -------
         909,221              505,617           923,782            221,182            99,804          49,718
        --------             --------          --------           --------          --------         -------
        $911,639             $519,028          $923,782           $311,306          $114,256         $50,213
        ========             ========          ========           ========          ========         =======


                                                       VAN KAMPEN
                                                          UIF                  VICTORY
       T. ROWE PRICE             VAN ECK                EMERGING                 VIF
           EQUITY               WORLDWIDE               MARKETS              DIVERSIFIED
           INCOME                  HARD                 EQUITY--               STOCK--
       PORTFOLIO--II              ASSETS                CLASS II          CLASS A SHARES(B)
    -----------------------------------------------------------------------------------------
         $  86,032               $    501               $  6,935               $  4,280
         ---------               --------               --------               --------
            86,032                    501                  6,935                  4,280
         ---------               --------               --------               --------
           283,316                 73,444                 22,118                 91,667
          (271,501)               (63,325)               (19,439)               (86,091)
         ---------               --------               --------               --------
            11,815                 10,119                  2,679                  5,576
           180,673                     --                     --                     --
           698,849                239,556                397,784                 41,084
         ---------               --------               --------               --------
           891,337                249,675                400,463                 46,660
         ---------               --------               --------               --------
         $ 977,369               $250,176               $407,398               $ 50,940
         =========               ========               ========               ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003


                                                            MAINSTAY VP              MAINSTAY VP
                                                              BOND--           CAPITAL APPRECIATION--
                                                           SERVICE CLASS            SERVICE CLASS
                                                       ---------------------   -----------------------
                                                          2004        2003        2004         2003
                                                       -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  242,466   $ 24,757   $    3,421    $    759
    Net realized gain (loss) on investments..........      (8,654)      (178)       5,774          --
    Realized gain distribution received..............      76,632     15,028           --          --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (132,894)   (35,197)     210,540      21,034
                                                       ----------   --------   ----------    --------
      Net increase (decrease) in net assets
        resulting from operations....................     177,550      4,410      219,735      21,793
                                                       ----------   --------   ----------    --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,479,913    557,348    3,126,108     573,694
    Policyowners' surrenders.........................     (62,943)      (399)     (76,655)         --
    Policyowners' annuity and death benefits.........     (46,378)        --           --          --
    Net transfers from (to) Fixed Account............   1,747,743     65,224      897,251      27,281
    Transfers between Investment Divisions...........     183,169     34,182     (100,979)     30,080
                                                       ----------   --------   ----------    --------
      Net contributions and (withdrawals)............   6,301,504    656,355    3,845,725     631,055
                                                       ----------   --------   ----------    --------
        Increase (decrease) in net assets............   6,479,054    660,765    4,065,460     652,848
NET ASSETS:
    Beginning of year................................     660,765         --      652,848          --
                                                       ----------   --------   ----------    --------
    End of year......................................  $7,139,819   $660,765   $4,718,308    $652,848
                                                       ==========   ========   ==========    ========

                                                             MAINSTAY VP               MAINSTAY VP
                                                              HIGH YIELD              INTERNATIONAL
                                                           CORPORATE BOND--             EQUITY--
                                                            SERVICE CLASS             SERVICE CLASS
                                                       ------------------------   ---------------------
                                                          2004          2003         2004        2003
                                                       ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,388,860   $  188,531   $   47,447   $  7,878
    Net realized gain (loss) on investments..........       15,838        2,400        5,515      1,066
    Realized gain distribution received..............           --           --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................      156,499     (109,434)     704,494     20,610
                                                       -----------   ----------   ----------   --------
      Net increase (decrease) in net assets
        resulting from operations....................    1,561,197       81,497      757,456     29,554
                                                       -----------   ----------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   13,017,058    2,702,631    3,633,324    446,156
    Policyowners' surrenders.........................     (323,517)      (1,586)     (51,147)        --
    Policyowners' annuity and death benefits.........      (83,253)          --           --         --
    Net transfers from (to) Fixed Account............    5,056,549      173,918    1,246,083     27,967
    Transfers between Investment Divisions...........     (656,329)      13,388      353,810     38,356
                                                       -----------   ----------   ----------   --------
      Net contributions and (withdrawals)............   17,010,508    2,888,351    5,182,070    512,479
                                                       -----------   ----------   ----------   --------
        Increase (decrease) in net assets............   18,571,705    2,969,848    5,939,526    542,033
NET ASSETS:
    Beginning of year................................    2,969,848           --      542,033         --
                                                       -----------   ----------   ----------   --------
    End of year......................................  $21,541,553   $2,969,848   $6,481,559   $542,033
                                                       ===========   ==========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV


          MAINSTAY VP               MAINSTAY VP             MAINSTAY VP             MAINSTAY VP
              CASH                COMMON STOCK--           CONVERTIBLE--           GOVERNMENT--
           MANAGEMENT              SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ------------------------   ---------------------   ---------------------   ---------------------
       2004          2003         2004        2003        2004        2003        2004        2003
    ------------------------------------------------------------------------------------------------
    $    26,308   $      507   $   27,597   $  2,695   $  138,461   $ 18,737   $  167,819   $ 15,800
            (60)          --        3,528         --        7,314        283       (3,994)        --
             --           --           --         --           --         --           --         --
            (42)          (2)     161,554     10,663      274,186     13,142      (73,241)   (13,109)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
         26,206          505      192,679     13,358      419,961     32,162       90,584      2,691
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      7,375,797    1,322,152    1,407,340    254,397    3,860,620    797,432    2,706,021    319,316
       (134,546)      (4,632)     (39,038)       (80)    (118,998)      (404)     (54,241)      (546)
        (45,782)          --           --         --      (50,688)        --           --         --
        626,753       35,818      450,129     15,789    2,943,093    137,212    1,056,903     57,113
     (4,379,509)    (305,369)      43,271     37,331       48,647     26,190       57,852       (106)
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,442,713    1,047,969    1,861,702    307,437    6,682,674    960,430    3,766,535    375,777
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
      3,468,919    1,048,474    2,054,381    320,795    7,102,635    992,592    3,857,119    378,468
      1,048,474           --      320,795         --      992,592         --      378,468         --
    -----------   ----------   ----------   --------   ----------   --------   ----------   --------
    $ 4,517,393   $1,048,474   $2,375,176   $320,795   $8,095,227   $992,592   $4,235,587   $378,468
    ===========   ==========   ==========   ========   ==========   ========   ==========   ========

         MAINSTAY VP              MAINSTAY VP              MAINSTAY VP              MAINSTAY VP
       MID CAP CORE--          MID CAP GROWTH--          MID CAP VALUE--          S&P 500 INDEX--
        SERVICE CLASS            SERVICE CLASS            SERVICE CLASS            SERVICE CLASS
    ---------------------   -----------------------   ---------------------   ------------------------
       2004        2003        2004         2003         2004        2003        2004          2003
    --------------------------------------------------------------------------------------------------
    $   14,965   $  1,400   $       --   $       --   $   51,002   $  5,713   $   191,592   $   13,067
         6,050         (1)       9,864           88        6,812      1,490         1,333           72
       101,812         --           --           --       69,353         --            --           --
       529,204     14,928    1,264,612       28,559      686,056     35,150       865,218       33,196
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
       652,031     16,327    1,274,476       28,647      813,223     42,353     1,058,143       46,335
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     2,569,387    427,623    4,744,990      913,352    4,191,052    613,298     8,922,061    1,097,603
       (40,870)    (1,228)    (102,904)        (103)    (121,928)    (1,067)     (163,770)      (1,431)
        (6,346)        --       (6,133)          --      (26,288)        --            --           --
     1,052,550     34,986    1,323,155       54,613    2,061,332     75,685     2,770,432       47,779
       257,002      4,231      411,276        4,955      440,137      1,125       604,609       33,261
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     3,831,723    465,612    6,370,384      972,817    6,544,305    689,041    12,133,332    1,177,212
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
     4,483,754    481,939    7,644,860    1,001,464    7,357,528    731,394    13,191,475    1,223,547
       481,939         --    1,001,464           --      731,394         --     1,223,547           --
    ----------   --------   ----------   ----------   ----------   --------   -----------   ----------
    $4,965,693   $481,939   $8,646,324   $1,001,464   $8,088,922   $731,394   $14,415,022   $1,223,547
    ==========   ========   ==========   ==========   ==========   ========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            MAINSTAY VP
                                                             SMALL CAP              MAINSTAY VP
                                                             GROWTH--             TOTAL RETURN--
                                                           SERVICE CLASS           SERVICE CLASS
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $   52,615   $  5,981
    Net realized gain (loss) on investments..........      11,095      1,959        4,117         17
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     582,688     27,123      118,801        535
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     593,783     29,082      175,533      6,533
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   3,719,091    669,182    1,947,912    360,292
    Policyowners' surrenders.........................     (63,776)       (79)     (69,261)        --
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............   1,322,835     45,473    1,057,762     30,924
    Transfers between Investment Divisions...........     220,888      1,060        7,506         --
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,199,038    715,636    2,943,919    391,216
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   5,792,821    744,718    3,119,452    397,749
NET ASSETS:
    Beginning of year................................     744,718         --      397,749         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,537,539   $744,718   $3,517,201   $397,749
                                                       ==========   ========   ==========   ========


                                                            MAINSTAY VP           ALGER AMERICAN
                                                            LORD ABBETT                SMALL
                                                        DEVELOPING GROWTH--      CAPITALIZATION--
                                                           SERVICE CLASS          CLASS S SHARES
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $       --   $     --   $       --   $     --
    Net realized gain (loss) on investments..........          39        142        6,998         91
    Realized gain distribution received..............          --         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     188,086        137      343,615      4,568
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     188,125        279      350,613      4,659
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   1,724,862    182,471    2,191,611    154,706
    Policyowners' surrenders.........................      (9,265)       (67)     (44,012)    (1,242)
    Policyowners' annuity and death benefits.........          --         --           --         --
    Net transfers from (to) Fixed Account............     434,706      8,189      589,643     17,765
    Transfers between Investment Divisions...........      87,562      1,205      172,296         (3)
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   2,237,865    191,798    2,909,538    171,226
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   2,425,990    192,077    3,260,151    175,885
NET ASSETS:
    Beginning of year................................     192,077         --      175,885         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $2,618,067   $192,077   $3,436,036   $175,885
                                                       ==========   ========   ==========   ========

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                                         MAINSTAY VP             MAINSTAY VP
                                 MAINSTAY VP            DREYFUS LARGE            EAGLE ASSET
         MAINSTAY VP          AMERICAN CENTURY             COMPANY               MANAGEMENT
           VALUE--            INCOME & GROWTH--            VALUE--             GROWTH EQUITY--
        SERVICE CLASS           SERVICE CLASS           SERVICE CLASS           SERVICE CLASS
    ---------------------   ---------------------   ---------------------   ---------------------
       2004        2003        2004        2003        2004        2003        2004        2003
    ---------------------------------------------------------------------------------------------
    $   51,824   $  5,932   $   28,667   $  1,603   $   19,210   $  1,787   $      733   $    256
         7,471         12        6,007         --       11,886          2       (8,910)       205
            --         --           --         --           --         --           --         --
       357,158     16,056      107,559      5,925      180,674     11,465       49,429      9,698
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
       416,453     22,000      142,233      7,528      211,770     13,254       41,252     10,159
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     3,145,810    392,656    1,013,598    121,506    1,386,385    256,638    1,222,151    285,719
       (90,037)      (222)     (29,218)       (10)     (45,127)      (106)     (24,967)        --
       (11,991)        --           --         --           --         --           --         --
     1,568,172     54,613      618,249      5,278      664,960     40,005      398,470     19,204
       101,435       (360)      24,476         --       21,679        (30)     (29,700)     4,992
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     4,713,389    446,687    1,627,105    126,774    2,027,897    296,507    1,565,954    309,915
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
     5,129,842    468,687    1,769,338    134,302    2,239,667    309,761    1,607,206    320,074
       468,687         --      134,302         --      309,761         --      320,074         --
    ----------   --------   ----------   --------   ----------   --------   ----------   --------
    $5,598,529   $468,687   $1,903,640   $134,302   $2,549,428   $309,761   $1,927,280   $320,074
    ==========   ========   ==========   ========   ==========   ========   ==========   ========

                           COLONIAL
                          SMALL CAP
                          VALUE FUND        DREYFUS IP              FIDELITY(R)
          CALVERT          VARIABLE         TECHNOLOGY                  VIP
          SOCIAL           SERIES--          GROWTH--             CONTRAFUND(R)--
         BALANCED          CLASS B        SERVICE SHARES          SERVICE CLASS 2
    -------------------   ----------   ---------------------   ---------------------
      2004       2003      2004 (A)       2004        2003        2004        2003
    --------------------------------------------------------------------------------
    $ 15,372   $   496     $    576    $       --   $     --   $    2,418   $     --
         413        --           --       (23,966)        16        6,451        685
          --        --        3,762            --         --           --         --
      36,818       126          134       117,087      4,907      902,770     23,213
    --------   -------     --------    ----------   --------   ----------   --------
      52,603       622        4,472        93,121      4,923      911,639     23,898
    --------   -------     --------    ----------   --------   ----------   --------
     504,387    27,421      139,673     2,067,004    489,402    5,339,667    545,545
      (7,002)      (26)          --       (89,191)        --      (82,656)    (1,127)
          --        --           --            --         --       (6,383)        --
     339,307       637        1,004       686,387     31,690    2,546,661     90,162
      23,512        --       62,062       (43,239)    49,377      601,967      8,725
    --------   -------     --------    ----------   --------   ----------   --------
     860,204    28,032      202,739     2,620,961    570,469    8,399,256    643,305
    --------   -------     --------    ----------   --------   ----------   --------
     912,807    28,654      207,211     2,714,082    575,392    9,310,895    667,203
      28,654        --           --       575,392         --      667,203         --
    --------   -------     --------    ----------   --------   ----------   --------
    $941,461   $28,654     $207,211    $3,289,474   $575,392   $9,978,098   $667,203
    ========   =======     ========    ==========   ========   ==========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004
and the period June 10, 2003 to
December 31, 2003

                                                            FIDELITY(R)             FIDELITY(R)
                                                                VIP                     VIP
                                                          EQUITY-INCOME--            MID CAP--
                                                          SERVICE CLASS 2         SERVICE CLASS 2
                                                       ---------------------   ---------------------
                                                          2004        2003        2004        2003
                                                       ---------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   13,411   $     --   $       --   $     --
    Net realized gain (loss) on investments..........       1,002        (50)       4,021      1,611
    Realized gain distribution received..............       3,495         --           --         --
    Change in unrealized appreciation (depreciation)
      on investments.................................     501,120     30,311      919,761      7,699
                                                       ----------   --------   ----------   --------
      Net increase (decrease) in net assets resulting
        from operations..............................     519,028     30,261      923,782      9,310
                                                       ----------   --------   ----------   --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   4,095,100    446,750    4,005,735    169,218
    Policyowners' surrenders.........................     (69,458)       (10)     (77,160)        --
    Policyowners' annuity and death benefits.........      (8,999)        --      (20,471)        --
    Net transfers from (to) Fixed Account............   1,405,682     50,148    1,310,566     38,197
    Transfers between Investment Divisions...........     131,907      7,675      140,570      2,054
                                                       ----------   --------   ----------   --------
      Net contributions and (withdrawals)............   5,554,232    504,563    5,359,240    209,469
                                                       ----------   --------   ----------   --------
        Increase (decrease) in net assets............   6,073,260    534,824    6,283,022    218,779
NET ASSETS:
    Beginning of year................................     534,824         --      218,779         --
                                                       ----------   --------   ----------   --------
    End of year......................................  $6,608,084   $534,824   $6,501,801   $218,779
                                                       ==========   ========   ==========   ========

                                                          MFS(R)          NEUBERGER
                                                         UTILITIES         BERMAN
                                                         SERIES--        AMT MID-CAP
                                                       SERVICE CLASS   GROWTH--CLASS S
                                                       -------------   ---------------
                                                          2004(B)          2004(B)
                                                       -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................   $       --        $     --
    Net realized gain (loss) on investments..........          623             811
    Realized gain distribution received..............           --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      187,888          43,704
                                                        ----------        --------
      Net increase (decrease) in net assets resulting
        from operations..............................      188,511          44,515
                                                        ----------        --------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    1,172,557         365,029
    Policyowners' surrenders.........................      (11,610)         (8,404)
    Policyowners' annuity and death benefits.........           --              --
    Net transfers from (to) Fixed Account............      537,719          58,898
    Transfers between Investment Divisions...........      250,408          58,717
                                                        ----------        --------
      Net contributions and (withdrawals)............    1,949,074         474,240
                                                        ----------        --------
        Increase (decrease) in net assets............    2,137,585         518,755
NET ASSETS:
    Beginning of year................................           --              --
                                                        ----------        --------
    End of year......................................   $2,137,585        $518,755
                                                        ==========        ========

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

                                 JANUS ASPEN
         JANUS ASPEN               SERIES
           SERIES                 WORLDWIDE          MFS(R) INVESTORS           MFS(R)
         BALANCED--               GROWTH--            TRUST SERIES--       RESEARCH SERIES--
       SERVICE SHARES          SERVICE SHARES          SERVICE CLASS         SERVICE CLASS
    ---------------------   ---------------------   -------------------   -------------------
       2004        2003        2004        2003       2004       2003       2004       2003
    -----------------------------------------------------------------------------------------
    $   90,124   $  3,917   $   14,452   $    220   $    495   $     --   $  1,662   $    --
         6,812         17          545          1        772         (1)     2,977        --
            --         --           --         --         --         --         --        --
       214,370      4,343       99,259      4,997     48,946        898     59,068     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
       311,306      8,277      114,256      5,218     50,213        897     63,707     1,588
    ----------   --------   ----------   --------   --------   --------   --------   -------
     2,908,693    374,031    1,371,803    101,928    439,210     13,515    467,710    28,904
       (63,159)        --      (21,480)    (1,121)    (8,254)    (1,041)    (5,927)       --
       (63,311)        --           --         --         --         --         --        --
     1,207,782     72,149      457,951     17,974     59,038      5,446     73,671     5,353
        79,513      5,314       42,434      1,459     19,358        261     (2,704)       --
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,069,518    451,494    1,850,708    120,240    509,352     18,181    532,750    34,257
    ----------   --------   ----------   --------   --------   --------   --------   -------
     4,380,824    459,771    1,964,964    125,458    559,565     19,078    596,457    35,845
       459,771         --      125,458         --     19,078         --     35,845        --
    ----------   --------   ----------   --------   --------   --------   --------   -------
    $4,840,595   $459,771   $2,090,422   $125,458   $578,643   $ 19,078   $632,302   $35,845
    ==========   ========   ==========   ========   ========   ========   ========   =======

                                    VAN ECK               VAN KAMPEN               VICTORY
        T. ROWE PRICE              WORLDWIDE                  UIF                    VIF
        EQUITY INCOME                HARD              EMERGING MARKETS      DIVERSIFIED STOCK--
        PORTFOLIO--II               ASSETS             EQUITY--CLASS II        CLASS A SHARES
    ----------------------   ---------------------   ---------------------   -------------------
       2004         2003        2004        2003        2004        2003           2004(B)
    --------------------------------------------------------------------------------------------
    $    86,032   $  2,101   $      501   $    --    $    6,935   $     --        $  4,280
         11,815     (9,025)      10,119         2         2,679          4           5,576
        180,673         --           --        --            --         --              --
        698,849     43,418      239,556     5,114       397,784      6,945          41,084
    -----------   --------   ----------   -------    ----------   --------        --------
        977,369     36,494      250,176     5,116       407,398      6,949          50,940
    -----------   --------   ----------   -------    ----------   --------        --------
      5,595,229    567,908    1,434,839    84,229     1,615,278    114,445         410,734
        (86,133)      (226)     (29,942)      (99)      (25,530)        --          (8,253)
        (32,154)        --           --        --            --         --              --
      2,665,673     80,838      404,470     8,936       378,656      4,817         393,464
        672,588       (577)     126,926        --         5,022      1,227         (38,137)
    -----------   --------   ----------   -------    ----------   --------        --------
      8,815,203    647,943    1,936,293    93,066     1,973,426    120,489         757,808
    -----------   --------   ----------   -------    ----------   --------        --------
      9,792,572    684,437    2,186,469    98,182     2,380,824    127,438         808,748
        684,437         --       98,182        --       127,438         --              --
    -----------   --------   ----------   -------    ----------   --------        --------
    $10,477,009   $684,437   $2,284,651   $98,182    $2,508,262   $127,438        $808,748
    ===========   ========   ==========   =======    ==========   ========        ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-IV ("Separate Account") was established on June 10, 2003, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds LifeStages(R) Elite Variable Annuity, MainStay Elite Variable Annuity and LifeStages(R) Premium Plus Elite Variable Annuity policies. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies ("the policies") issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Tax-Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.
    The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Liberty Variable Investment Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc., and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.
    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Cash Management
MainStay VP Common Stock--Service Class(1)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--
  Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(2)
MainStay VP S&P 500 Index--Service Class(3)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income &
  Growth--Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Calvert Social Balanced
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

(1) Formerly known as MainStay VP Growth Equity--Service Class
(2) Formerly known as MainStay VP Equity Income--Service Class
(3) Formerly known as MainStay VP Indexed Equity--Service Class

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

    Initial premium payments are allocated to the Investment Divisions, Fixed Account and/or Dollar Cost Averaging (DCA) Advantage Account within two Business Days after receipt. Subsequent premium payments are allocated to the Investment Divisions, Fixed Account and/or DCA Advantage Account at the close of the Business Day they are received. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, only one premium payment is permitted. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account or from the DCA Advantage Account into the Investment Divisions. The policyowner may also transfer interest earned on monies in the Fixed Account into the Investment Divisions of the Separate Account. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Account.

    No Federal income tax is payable on investment income or capital gains of Separate Account-IV under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of Separate Account-IV are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Number of shares............................................         537              220            4,517
Identified cost.............................................      $7,308           $4,487           $4,517


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Number of shares............................................         658              592              603
Identified cost.............................................      $7,368          $13,517           $5,928

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              SERVICE CLASS    SERVICE CLASS      MANAGEMENT
                                                              ------------------------------------------------
Purchases...................................................      $6,821           $4,007           $9,638
Proceeds from sales.........................................         200              157            6,169


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                              ------------------------------------------------
Purchases...................................................      $6,704          $12,340           $5,303
Proceeds from sales.........................................          39               15              104

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
           116              720              399            2,180              460              379              748
        $2,203           $7,808           $4,322          $21,494           $5,756           $4,422           $7,353

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
           211              341              166              227              174              290               171
        $3,398           $5,225           $1,790           $2,357           $1,868           $2,430            $3,088

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP           MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------------
        $1,943           $6,980           $4,113          $18,880           $5,262           $3,988           $6,461
            54              159              178              480               32               39               91

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP        INCOME &         COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--          GROWTH--         VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES
    ----------------------------------------------------------------------------------------------------------------------
        $3,081           $4,829           $1,732           $2,195           $1,721           $2,284            $2,982
            84               63               76              147              154               47                72

--------------------------------------------------------------------------------

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Number of shares.........................................          503                   12                   382
Identified cost..........................................         $905                 $207                $3,167

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Number of shares.........................................           42                   105                  29
Identified cost..........................................         $572                $1,950                $475

                                                                                     COLONIAL
                                                                                    SMALL CAP            DREYFUS IP
                                                                CALVERT             VALUE FUND           TECHNOLOGY
                                                                 SOCIAL         VARIABLE SERIES--         GROWTH--
                                                                BALANCED             CLASS B           SERVICE SHARES
                                                           ------------------------------------------------------------
Purchases................................................         $894                 $207                $2,877
Proceeds from sales......................................           18                   --                   256

                                                                                                         NEUBERGER
                                                                                      MFS(R)             BERMAN AMT
                                                                 MFS(R)             UTILITIES             MID-CAP
                                                           RESEARCH SERIES--         SERIES--             GROWTH--
                                                             SERVICE CLASS        SERVICE CLASS           CLASS S
                                                           ------------------------------------------------------------
Purchases................................................         $577                $1,967                $483
Proceeds from sales......................................           43                    18                   9

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
            379                263                218                192                 79                32
         $9,052             $6,077             $5,574             $4,622             $1,986              $529

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
            470                124                227                74
         $9,735             $2,040             $2,104              $768

                                                                                  JANUS ASPEN
      FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES             MFS(R)
          VIP                VIP                VIP               SERIES           WORLDWIDE          INVESTORS
    CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--        TRUST SERIES--
    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES     SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
         $8,438             $5,585             $5,392             $4,322             $1,936              $521
             36                 13                 33                162                 71                11

                                             VAN KAMPEN
        T. ROWE                                 UIF              VICTORY
         PRICE             VAN ECK            EMERGING             VIF
         EQUITY           WORLDWIDE           MARKETS          DIVERSIFIED
         INCOME              HARD             EQUITY--           STOCK--
      PORTFOLIO-II          ASSETS            CLASS II        CLASS A SHARES
    -------------------------------------------------------------------------
         $9,365             $2,010             $2,002              $854
            283                 73                 22                92

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders, depending on the length of time a premium payment is in the policy before it is withdrawn. For LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity, there is a lower surrender charge. For LifeStages(R) Premium Plus Elite Variable Annuity policies, this charge is 8% during the first three payment years and declines to 7% in the fourth payment year, 6% in the fifth payment year, 5% in the sixth payment year, 4% in the seventh payment year and 3% in the eighth, ninth and tenth payment year, after which no charge is made. All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender, the accumulation value is less than $100,000. This charge is $30 per policy.

    Additionally, NYLIAC reserves the right to charge $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

    The policies are also subject to an annualized mortality and expense risk and administrative costs charge of 1.70% for LifeStages(R) Elite Variable Annuity and MainStay Elite Variable Annuity policies and 1.90% for LifeStages(R) Premium Plus Elite Variable Annuity policies of the Adjusted Premium Payments allocated to the Investment Divisions and the DCA Advantage Account. It is deducted on a quarterly basis from the Investment Divisions. In addition, a pro-rata portion of the charge will be deducted on the date the policy is surrendered and upon payment of any death benefit proceeds. The mortality and expense risk and administrative charges are recorded with policyholders' surrenders in the accompanying statement of changes in net assets.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the year ended December 31, 2004 and the period June 10, 2003 to December 31, 2003 were as follows:

                                                         MAINSTAY VP                       MAINSTAY VP
                                        MAINSTAY VP        CAPITAL        MAINSTAY VP        COMMON
                                          BOND--       APPRECIATION--         CASH           STOCK--
                                       SERVICE CLASS    SERVICE CLASS      MANAGEMENT     SERVICE CLASS
                                       -------------   ---------------   --------------   -------------
                                       2004    2003     2004     2003     2004    2003    2004    2003
                                       ----------------------------------------------------------------
Units issued.........................   624     65      368       59      7,966   1,357    166     29
Units redeemed.......................   (11)    --      (16)      --     (4,539)  (310)     (3)    --
                                        ---     --      ---       --     ------   -----    ---     --
  Net increase (decrease)............   613     65      352       59      3,427   1,047    163     29
                                        ===     ==      ===       ==     ======   =====    ===     ==


                                        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                          MID CAP         MID CAP         S&P 500         SMALL CAP
                                         GROWTH--         VALUE--         INDEX--         GROWTH--
                                       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
                                       -------------   -------------   --------------   -------------
                                       2004    2003    2004    2003     2004    2003    2004    2003
                                       ----------------------------------------------
Units issued.........................   542     88      557     65     1,084     110     461     64
Units redeemed.......................    (9)    --      (12)    --       (14)     --      (6)    --
                                        ---     --      ---     --     -----     ---     ---     --
  Net increase (decrease)............   533     88      545     65     1,070     110     455     64
                                        ===     ==      ===     ==     =====     ===     ===     ==

                                        MAINSTAY VP         ALGER                           COLONIAL
                                        LORD ABBETT        AMERICAN                         SMALL CAP
                                        DEVELOPING          SMALL           CALVERT        VALUE FUND
                                         GROWTH--      CAPITALIZATION--     SOCIAL          VARIABLE
                                       SERVICE CLASS    CLASS S SHARES     BALANCED      SERIES--CLASS B
                                       -------------   ----------------   -----------   -----------------
                                       2004    2003     2004     2003     2004   2003        2004(A)
                                       ------------------------------------------------------------------
Units issued.........................   212     18      253       16       82      3           20
Units redeemed.......................    (1)    --       (4)      --       (1)    --           --
                                        ---     --      ---       --       --     --           --
  Net increase (decrease)............   211     18      249       16       81      3           20
                                        ===     ==      ===       ==       ==     ==           ==

                                        Janus Aspen
                                           Series           MFS(R)           MFS(R)            MFS(R)
                                         WORLDWIDE        INVESTORS         RESEARCH         UTILITIES
                                          GROWTH--      TRUST SERIES--      SERIES--          SERIES--
                                       SERVICE SHARES   SERVICE CLASS    SERVICE CLASS     SERVICE CLASS
                                       --------------   --------------   --------------   ----------------
                                       2004     2003    2004     2003    2004     2003        2004(b)
                                       -------------------------------------------------------------------
Units issued.........................   177      12       48       2       50       3           164
Units redeemed.......................    (2)     --       (1)     --       (1)     --            (1)
                                        ---      --       --      --       --      --           ---
  Net increase (decrease)............   175      12       47       2       49       3           163
                                        ===      ==       ==      ==       ==      ==           ===

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------

                                       MainStay VP       MainStay VP
     MainStay VP     MainStay VP       High Yield       International     MainStay VP
    Convertible--   Government--    Corporate Bond--      Equity--      Mid Cap Core--
    Service Class   Service Class     Service Class     Service Class    Service Class
    -------------   -------------   -----------------   -------------   ---------------
    2004    2003    2004    2003     2004      2003     2004    2003     2004     2003
    -----------------------------------------------------------------------------------
     628     91      375     38      1,601      276      442     48      339       45
     (15)    --       (5)    --        (94)      --       (4)    --       (4)      --
     ---     --      ---     --      -----      ---      ---     --      ---       --
     613     91      370     38      1,507      276      438     48      335       45
     ===     ==      ===     ==      =====      ===      ===     ==      ===       ==

                                       MAINSTAY VP
                                        AMERICAN       MAINSTAY VP      MAINSTAY VP
                                         CENTURY      DREYFUS LARGE     EAGLE ASSET
      MAINSTAY VP      MAINSTAY VP      INCOME &         COMPANY        MANAGEMENT
    TOTAL RETURN--       VALUE--        GROWTH--         VALUE--      GROWTH EQUITY--
     SERVICE CLASS    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    SERVICE CLASS
    ---------------   -------------   -------------   -------------   ---------------
     2004     2003    2004    2003    2004    2003    2004    2003     2004     2003
    ---------------------------------------------------------------------------------
     280       37      413     41      148     13      190     29       164      30
      (6)      --       (9)    --       (3)    --       (4)    --        (6)     --
     ---       --      ---     --      ---     --      ---     --       ---      --
     274       37      404     41      145     13      186     29       158      30
     ===       ==      ===     ==      ===     ==      ===     ==       ===      ==

      DREYFUS IP                                                              JANUS ASPEN
      TECHNOLOGY      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP       SERIES
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--      MID CAP--        BALANCED--
    SERVICE SHARES    SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------------------------
      255      51       729      60       505      49       438      19       388      43
      (13)     --        (7)     --        (7)     --        (7)     --       (11)     --
      ---      --       ---      --       ---      --       ---      --       ---      --
      242      51       722      60       498      49       431      19       377      43
      ===      ==       ===      ==       ===      ==       ===      ==       ===      ==

    NEUBERGER                                     VAN KAMPEN          VICTORY
    BERMAN AMT                     VAN ECK            UIF               VIF
     MID-CAP     T. ROWE PRICE    WORLDWIDE    EMERGING MARKETS     DIVERSIFIED
     GROWTH--    EQUITY INCOME      HARD           EQUITY--           STOCK--
     CLASS S     PORTFOLIO--II     ASSETS          CLASS II        CLASS A SHARES
    ----------   -------------   -----------   -----------------   --------------
     2004(B)     2004    2003    2004   2003    2004      2003        2004(B)
    -----------------------------------------------------------------------------
        45        763     61     155      9      164        11           76
        (1)       (10)    --      (2)    --       (2)       --           (4)
        --        ---     --     ---     --      ---       ---           --
        44        753     61     153      9      162        11           72
        ==        ===     ==     ===     ==      ===       ===           ==

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004 and 2003:


                                                                           MAINSTAY VP
                                                         MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                           BOND--        APPRECIATION--         CASH
                                                        SERVICE CLASS     SERVICE CLASS      MANAGEMENT
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $7,140   $  661   $4,718   $  653   $4,517   $1,048
Units Outstanding..................................       678       65      411       59    4,474    1,047
Variable Accumulation Unit Value...................    $10.53   $10.14   $11.49   $11.06   $ 1.01   $ 1.00
Total Return.......................................      3.8%     1.4%     3.9%    10.6%     0.8%     0.1%
Investment Income Ratio............................      5.9%    24.1%     0.1%     0.9%     0.9%     0.4%


                                                         MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                           MID CAP           MID CAP           MID CAP
                                                           CORE--           GROWTH--           VALUE--
                                                        SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                                       ---------------   ---------------   ---------------
                                                        2004     2003     2004     2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $4,966   $  482   $8,646   $1,001   $8,089   $  731
Units Outstanding..................................       380       45      621       88      610       65
Variable Accumulation Unit Value...................    $13.06   $10.72   $13.92   $11.38   $13.26   $11.31
Total Return.......................................     21.9%     7.2%    22.3%    13.8%    17.2%    13.1%
Investment Income Ratio............................      0.6%     2.4%       --       --     1.3%     5.7%


                                                        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP
                                                       DREYFUS LARGE      EAGLE ASSET        LORD ABBETT
                                                          COMPANY          MANAGEMENT        DEVELOPING
                                                          VALUE--       GROWTH EQUITY--       GROWTH--
                                                       SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
                                                       --------------   ----------------   ---------------
                                                        2004    2003     2004      2003     2004     2003
                                                       ---------------------------------------------------
Net Assets.........................................    $2,549   $ 310   $1,927    $ 320    $2,618   $  192
Units Outstanding..................................       215      29      188       30       229       18
Variable Accumulation Unit Value...................    $11.87   $10.69  $10.25    $10.52   $11.44   $10.83
Total Return.......................................     11.1%    6.9%    (2.6%)    5.2%      5.6%     8.3%
Investment Income Ratio............................      1.3%    4.9%     0.1%     0.8%        --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

--------------------------------------------------------------------------------



                                                            MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ---------------   ---------------   ---------------   ----------------   ---------------
     2004     2003     2004     2003     2004     2003     2004      2003     2004     2003
    ----------------------------------------------------------------------------------------
    $2,375   $  321   $8,095   $  993   $4,236   $  378   $21,542   $2,970   $6,482   $  542
       192       29      704       91      408       38     1,783     276       486       48
    $12.34   $11.15   $11.50   $10.87   $10.39   $10.08   $ 12.08   $10.74   $13.33   $11.39
     10.6%    11.5%     5.9%     8.7%     3.1%     0.8%     12.5%    7.4%     17.1%    13.9%
      2.0%     6.3%     3.1%    14.8%     6.8%    24.9%     12.0%   42.9%      1.5%    12.1%

                                                                                MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP                                         AMERICAN CENTURY
        S&P 500           SMALL CAP        MAINSTAY VP       MAINSTAY VP         INCOME &
        INDEX--           GROWTH--       TOTAL RETURN--        VALUE--           GROWTH--
     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS
    ----------------   ---------------   ---------------   ---------------   -----------------
     2004      2003     2004     2003     2004     2003     2004     2003     2004      2003
    ------------------------------------------------------------------------------------------
    $14,415   $1,224   $6,538   $  745   $3,517   $  398   $5,599   $  469   $1,904    $  134
      1,180      110      519       64      311       37      445       41      158        13
    $ 12.21   $11.08   $12.61   $11.55   $11.32   $10.67   $12.57   $11.33   $12.06    $10.73
      10.2%    10.8%     9.1%    15.5%     6.1%     6.7%    11.0%    13.3%    12.4%      7.3%
       2.6%     9.1%       --       --     2.7%    13.8%     1.7%    10.8%     3.5%      7.7%

                                             COLONIAL
                                            SMALL CAP
     ALGER AMERICAN                         VALUE FUND       DREYFUS IP
          SMALL             CALVERT          VARIABLE        TECHNOLOGY      FIDELITY(R) VIP
    CAPITALIZATION--        SOCIAL           SERIES--         GROWTH--       CONTRAFUND(R)--
     CLASS S SHARES        BALANCED          CLASS B       SERVICE SHARES    SERVICE CLASS 2
    -----------------   ---------------   --------------   ---------------   ---------------
     2004      2003      2004     2003       2004(A)        2004     2003     2004     2003
    ----------------------------------------------------------------------------------------
    $3,436    $  176    $  941   $   29       $  207       $3,289   $  575   $9,978   $  667
       265        16        84        3           20          293       51      782       60
    $12.95    $11.14    $11.19   $10.34       $10.27       $11.21   $11.18   $12.76   $11.08
     16.3%     11.4%      8.3%     3.4%         2.7%         0.2%    11.8%    15.2%    10.8%
        --        --      3.2%    13.0%         3.3%           --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                              JANUS ASPEN
                                                         FIDELITY(R)       JANUS ASPEN          SERIES
                                    FIDELITY(R) VIP          VIP             SERIES            WORLDWIDE
                                    EQUITY-INCOME--       MID CAP--        BALANCED--          GROWTH--
                                    SERVICE CLASS 2    SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
                                    ----------------   ---------------   ---------------   -----------------
                                     2004      2003     2004     2003     2004     2003      2004      2003
                                    ------------------------------------------------------------------------
Net Assets........................  $ 6,608   $  535   $6,502   $  219   $4,841   $  460   $  2,090   $  125
Units Outstanding.................      547       49      450       19      420       43        187       12
Variable Accumulation Unit
  Value...........................  $ 12.09   $10.87   $14.45   $11.59   $11.52   $10.64   $  11.20   $10.72
Total Return......................    11.2%     8.7%    24.7%    15.9%     8.3%     6.4%       4.5%     7.2%
Investment Income Ratio...........     0.4%       --       --       --     3.3%     7.2%       1.3%     1.4%

                                         MFS(R)            MFS(R)                                NEUBERGER
                                       INVESTORS          RESEARCH             MFS(R)            BERMAN AMT
                                     TRUST SERIES--       SERIES--       UTILITIES SERIES--   MID-CAP GROWTH--
                                     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS          CLASS S
                                    ----------------   ---------------   ------------------   ----------------
                                     2004      2003     2004     2003         2004(B)             2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $   579   $   19   $  632   $   36        $ 2,138             $   519
Units Outstanding.................       49        2       52        3            163                  44
Variable Accumulation Unit
  Value...........................  $ 11.79   $10.61   $12.27   $10.61        $ 13.14             $ 11.84
Total Return......................    11.1%     6.1%    15.6%     6.1%          31.4%               18.4%
Investment Income Ratio...........     0.2%       --     0.5%       --             --                  --

                                                                          VAN KAMPEN UIF        VICTORY VIF
                                     T. ROWE PRICE         VAN ECK           EMERGING           DIVERSIFIED
                                     EQUITY INCOME        WORLDWIDE      MARKETS EQUITY--         STOCK--
                                     PORTFOLIO--II       HARD ASSETS         CLASS II         CLASS A SHARES
                                    ----------------   ---------------   -----------------   -----------------
                                     2004      2003     2004     2003     2004      2003          2004(B)
                                    --------------------------------------------------------------------------
Net Assets........................  $10,477   $  684   $2,285   $   98   $2,508    $  127         $   809
Units Outstanding.................      814       61      162        9      173        11              72
Variable Accumulation Unit
  Value...........................  $ 12.88   $11.24   $14.11   $11.38   $14.48    $11.77         $ 11.17
Total Return......................    14.6%    12.4%    24.0%    13.8%    23.0%     17.7%           11.7%
Investment Income Ratio...........     1.6%     2.2%     0.1%       --     0.6%        --            1.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(b) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account IV Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Cash Management, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Calvert Social Balanced, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) VIP Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio--II, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-IV) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York

February 18, 2005

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